Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements	Sep. 30, 2022 $ / shares $ / item	Jun. 30, 2022 $ / shares $ / item	Apr. 01, 2022 $ / shares $ / item	Jan. 31, 2022 $ / shares $ / item	Dec. 31, 2021 $ / shares $ / item	Jan. 11, 2021 $ / shares $ / item
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)			$ 9.94	$ 9.87	$ 9.84	$ 9.64
Strike price (in Dollars per Item) | $ / item			11.5	11.5	11.5	11.5
Volatility			3.80%	9.10%
Risk-free rate			2.40%	2.40%
Dividend yield			0.00%	0.00%
Fair Value, Inputs, Level 3 [Member] | private placement warrants [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)	$ 10.05				$ 9.84
Strike price (in Dollars per Item) | $ / item	11.5				11.5
Volatility	3.00%				12.20%
Risk-free rate	4.20%				1.17%
Dividend yield	0.00%				0.00%
Fair value of warrants (in Dollars per share)	$ 0.12				$ 0.6
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Note – Related Party [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)	$ 10.05	$ 9.99
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Volatility	0.00%	10.10%
Risk-free rate	4.01%	2.98%
Dividend yield	0.00%	0.00%
Business combination [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring			75.00%	75.00%
Business combination [Member] | Fair Value, Inputs, Level 3 [Member] | private placement warrants [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring	50.00%				75.00%
Business combination [Member] | Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Note – Related Party [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring	50.00%	75.00%